UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                   -------------

                    The Gabelli Global Utility & Income Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------
                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 93.0%
               AEROSPACE -- 0.3%
               NON U.S. COMPANIES
      20,000   Rolls-Royce Group plc+ ......... $   159,146
   1,076,000   Rolls-Royce Group plc, Cl. B ...       1,907
                                                -----------
                                                    161,053
                                                -----------
               CABLE AND SATELLITE -- 3.2%
               NON U.S. COMPANIES
      10,000   Cogeco Inc. ....................     241,041
       3,500   Rogers Communications Inc.,
                Cl. B .........................     133,525
               U.S. COMPANIES
      33,000   Cablevision Systems Corp.,
                Cl. A+ ........................     881,100
       8,000   DIRECTV Group Inc.+ ............     131,200
      17,000   EchoStar Communications Corp.,
                Cl. A+ ........................     507,790
       4,580   Liberty Global Inc., Cl. A+ ....      93,753
       4,580   Liberty Global Inc., Cl. C+ ....      90,455
                                                -----------
                                                  2,078,864
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 1.8%
               NON U.S. COMPANIES
      20,000   Bouygues SA ....................   1,062,798
               U.S. COMPANIES
       3,600   Woodward Governor Co. ..........     119,700
                                                -----------
                                                  1,182,498
                                                -----------
               ENERGY AND UTILITIES: ELECTRIC -- 15.7%
               NON U.S. COMPANIES
      76,000   Datang International Power
                Generation Co. Ltd. ...........      47,995
       8,400   Electric Power Development
                Co. Ltd. ......................     266,202
       2,000   Huaneng Power International
                Inc., ADR .....................      55,580
               U.S. COMPANIES
       1,000   Allegheny Energy Inc.+ .........      33,850
       7,000   ALLETE Inc. ....................     326,200
      33,000   American Electric Power
                Co. Inc. ......................   1,122,660
         500   Cleco Corp. ....................      11,165
      60,000   DPL Inc. .......................   1,620,000
      40,000   Duquesne Light Holdings Inc. ...     660,000
       1,000   El Paso Electric Co.+ ..........      19,040
      10,000   FPL Group Inc. .................     401,400
      60,000   Great Plains Energy Inc. .......   1,689,000
      40,000   Pepco Holdings Inc. ............     911,600
      15,000   Pinnacle West Capital Corp. ....     586,500
      45,000   Southern Co. ...................   1,474,650
       1,000   UIL Holdings Corp. .............      52,350
      25,000   Unisource Energy Corp. .........     762,500
                                                -----------
                                                 10,040,692
                                                -----------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               ENERGY AND UTILITIES: INTEGRATED -- 39.4%
               NON U.S. COMPANIES
     150,000   AEM SpA ........................ $   319,930
         500   Areva ..........................     327,201
       8,000   Chubu Electric Power Co. Inc. ..     200,510
      10,000   Chugoku Electric Power
                Co. Inc. ......................     208,156
       9,000   E.ON AG, ADR ...................     329,400
      13,000   Endesa SA ......................     419,690
      57,000   Endesa SA, ADR .................   1,832,550
      45,000   Enel SpA .......................     380,644
       9,760   Energias de Portugal SA, ADR ...     382,397
      30,000   Enersis SA, ADR ................     355,800
     142,000   Hera SpA .......................     429,349
      10,000   Hokkaido Electric
                Power Co. Inc. ................     214,528
      10,000   Hokuriku Electric
                Power Co. .....................     209,006
      22,000   Iberdrola SA ...................     710,245
      16,000   Kansai Electric Power Co. Inc. .     355,480
       5,000   Korea Electric Power
                Corp., ADR ....................     108,000
      10,000   Kyushu Electric
                Power Co. Inc. ................     225,574
       8,775   National Grid plc, ADR .........     435,503
      35,000   Scottish Power plc, ADR ........   1,410,150
      10,000   Shikoku Electric Power
                Co. Inc. ......................     207,307
      10,000   Tohoku Electric Power
                Co. Inc. ......................     216,228
      10,000   Tokyo Electric Power
                Co. Inc. ......................     249,363
               U.S. COMPANIES
      22,000   Ameren Corp. ...................   1,096,040
      50,000   Aquila Inc.+ ...................     199,500
       6,000   Black Hills Corp. ..............     204,000
       4,900   CH Energy Group Inc. ...........     235,200
      28,000   Cinergy Corp. ..................   1,271,480
         500   CMS Energy Corp.+ ..............       6,475
       1,000   Consolidated Edison Inc. .......      43,500
         300   Constellation Energy Group .....      16,413
       1,000   Duke Energy Corp. ..............      29,150
      25,000   El Paso Corp. ..................     301,250
         500   Empire District Electric Co. ...      11,110
      18,000   Energy East Corp. ..............     437,400
       6,000   Florida Public Utilities Co. ...      84,900
      24,000   Hawaiian Electric
                Industries Inc. ...............     651,120
       8,900   Maine & Maritimes Corp. ........     136,704
       3,000   MGE Energy Inc. ................      99,540
      45,000   NiSource Inc. ..................     909,900
       5,000   Northeast Utilities ............      97,650
      50,000   NSTAR ..........................   1,430,500
      19,500   OGE Energy Corp. ...............     565,500
       3,000   Ormat Technologies Inc. ........     114,300
       1,000   Otter Tail Corp. ...............      28,690
       1,000   PG&E Corp. .....................      38,900
       4,200   PPL Corp. ......................     123,480
      33,000   Progress Energy Inc. ...........   1,451,340
      35,000   Public Service Enterprise
                Group Inc. ....................   2,241,400
      19,000   SCANA Corp. ....................     745,560

             THE GABELLI GLOBAL UTILITY & INCOME TRUST
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
               U.S. COMPANIES (CONTINUED)
       1,000   TECO Energy Inc. ............... $    16,120
         800   TXU Corp. ......................      35,808
      17,000   Vectren Corp. ..................     448,460
      41,000   Westar Energy Inc. .............     853,210
       5,000   Wisconsin Energy Corp. .........     199,950
      13,000   WPS Resources Corp. ............     639,860
      50,000   Xcel Energy Inc. ...............     907,500
                                                -----------
                                                 25,198,921
                                                -----------
               ENERGY AND UTILITIES: NATURAL GAS -- 8.3%
               NON U.S. COMPANIES
      80,000   Snam Rete Gas SpA ..............     353,620
               U.S. COMPANIES
      27,000   Atmos Energy Corp. .............     710,910
       1,700   Cascade Natural Gas Corp. ......      33,490
       2,000   Chesapeake Utilities Corp. .....      62,480
       1,000   Energen Corp. ..................      35,000
      26,000   KeySpan Corp. ..................   1,062,620
       8,000   Laclede Group Inc. .............     275,360
      16,000   National Fuel Gas Co. ..........     523,520
      20,000   Nicor Inc. .....................     791,200
       2,000   ONEOK Inc. .....................      64,500
      16,000   Peoples Energy Corp. ...........     570,240
       5,000   Piedmont Natural Gas Co. Inc. ..     119,950
      10,500   Southern Union Co. .............     260,715
      15,000   Southwest Gas Corp. ............     419,250
                                                -----------
                                                  5,282,855
                                                -----------
               ENERGY AND UTILITIES: OIL -- 2.3%
               NON U.S. COMPANIES
       1,500   PetroChina Co. Ltd., ADR .......     157,425
      10,000   Royal Dutch Shell plc,
                Cl. A, ADR ....................     622,600
               U.S. COMPANIES
       4,929   Chevron Corp. ..................     285,734
       2,000   ConocoPhillips .................     126,300
       2,000   Devon Energy Corp. .............     122,340
       1,000   Exxon Mobil Corp. ..............      60,860
       2,500   Murphy Oil Corp. ...............     124,550
          29   Tel Offshore Trust .............         251
                                                -----------
                                                  1,500,060
                                                -----------
               ENERGY AND UTILITIES: WATER -- 7.0%
               NON U.S. COMPANIES
       1,000   Consolidated Water Co. Ltd. ....      24,490
      78,000   Severn Trent plc ...............   1,513,734
       6,000   Suez SA ........................     237,185
      12,000   Suez SA, ADR ...................     473,400
       7,200   Suez SA, Strips+ ...............          87
      50,000   United Utilities plc ...........     598,972
      11,000   Veolia Environnement ...........     610,933

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               U.S. COMPANIES
       8,666   Aqua America Inc. .............. $   241,088
       3,000   California Water Service Group .     135,150
       4,000   Middlesex Water Co. ............      75,760
      22,000   SJW Corp. ......................     590,700
                                                -----------
                                                  4,501,499
                                                -----------
               ENTERTAINMENT -- 0.6%
               NON U.S. COMPANIES
      12,000   Vivendi Universal SA, ADR ......     410,400
                                                -----------
               METALS AND MINING -- 0.2%
               NON U.S. COMPANIES
       5,000   Compania de Minas
                Buenaventura SA, ADR ..........     123,450
                                                -----------
               TELECOMMUNICATIONS -- 10.6%
               NON U.S. COMPANIES
      29,000   BCE Inc. .......................     697,740
      27,000   BT Group plc, ADR ..............   1,048,140
      10,000   Deutsche Telekom AG, ADR .......     168,200
       6,000   France Telecom SA, ADR .........     134,880
      15,000   KPN NV, ADR ....................     169,200
       3,000   Manitoba Telecom Services Inc. .     110,331
      20,000   Portugal Telecom SGPS SA .......     242,614
       1,500   Swisscom AG ....................     486,135
      24,062   Telecom Italia SpA .............      70,202
      17,000   Telefonica SA, ADR .............     798,490
      15,000   Telefonos de Mexico
                SA de CV, Cl. L, ADR ..........     337,200
               U.S. COMPANIES
      30,000   AT&T Inc. ......................     811,200
       9,000   BellSouth Corp. ................     311,850
      20,000   Sprint Nextel Corp. ............     516,800
      25,000   Verizon Communications Inc. ....     851,500
                                                -----------
                                                  6,754,482
                                                -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
       2,000   GATX Corp. .....................      82,580
                                                -----------
               WIRELESS COMMUNICATIONS -- 3.5%
               NON U.S. COMPANIES
       1,600   Mobile TeleSystems, ADR ........      52,960
       2,200   Vimpel-Communications, ADR+ ....      94,622
               U.S. COMPANIES
      70,000   Nextel Partners Inc., Cl. A+ ...   1,982,400
       2,100   United States Cellular Corp.+ ..     124,656
                                                -----------
                                                  2,254,638
                                                -----------
               TOTAL COMMON STOCKS ............  59,571,992
                                                -----------

             THE GABELLI GLOBAL UTILITY & INCOME TRUST
                SCHEDULE OF INVESTMENTS (CONTINUED)
                    MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               CONVERTIBLE PREFERRED STOCKS -- 0.4%
               AVIATION: PARTS AND SERVICES -- 0.3%
               U.S. COMPANIES
       1,500   Sequa Corp.,
                $5.00 Cv. Pfd. ................ $   193,125
                                                -----------
               TELECOMMUNICATIONS -- 0.0%
               U.S. COMPANIES
         500   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .......      21,625
                                                -----------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
         200   GATX Corp.,
                $2.50 Cv. Pfd. ................      41,450
                                                -----------
               TOTAL CONVERTIBLE
                PREFERRED STOCKS ..............     256,200
                                                -----------
    PRINCIPAL
     AMOUNT
     -------
               CONVERTIBLE CORPORATE BONDS -- 1.6%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
               U.S. COMPANIES
  $  150,000   Pep Boys - Manny, Moe & Jack,
                Cv., 4.250%, 06/01/07 .........     147,188
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 0.2%
               U.S. COMPANIES
     100,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ..............      99,000
                                                -----------
               EQUIPMENT AND SUPPLIES -- 0.2%
               U.S. COMPANIES
     142,000   Robbins & Myers Inc.,
                Sub. Deb. Cv.,
                8.000%, 01/31/08 ..............     148,745
                                                -----------
               REAL ESTATE -- 0.5%
               U.S. COMPANIES
               Palm Harbor Homes Inc., Cv.,
     150,000     3.250%, 05/15/24 .............     140,437
     200,000     3.250%, 05/15/24 (a) .........     187,250
                                                -----------
                                                    327,687
                                                -----------
               TELECOMMUNICATIONS -- 0.5%
               NON U.S. COMPANIES
     300,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ..............     284,625
                                                -----------
               TOTAL CONVERTIBLE
                CORPORATE BONDS ...............   1,007,245
                                                -----------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------

               U.S. GOVERNMENT OBLIGATIONS -- 5.0%
  $3,213,000   U.S. Treasury Bills,
                4.380% to 4.676%++,
                04/13/06 to 06/15/06 .......... $ 3,203,428
                                                -----------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $56,599,279) ....................... $64,038,865
                                                ===========

   --------------
            For Federal tax purposes:
            Aggregate cost .................... $56,599,279
                                                ===========
            Gross unrealized appreciation ..... $ 8,265,181
            Gross unrealized depreciation .....    (825,595)
                                                -----------
            Net unrealized appreciation
             (depreciation) ................... $ 7,439,586
                                                ===========

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the Rule 144A security is considered liquid and the market value amounted to $187,250 or 0.29% of total investments.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------     ----------
       GEOGRAPHIC DIVERSIFICATION
       North America .................  69.0%   $44,189,287
       Europe .......................   25.4     16,287,285
       Japan ........................    3.7      2,352,353
       Latin America ................    1.3        840,940
       Asia/Pacific .................    0.6        369,000
                                       ------   -----------
       Total Investments ............  100.0%   $64,038,865
                                       ======   ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Gabelli Global Utility & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer &
                           Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.